Leases - Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements (Detail) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Leases [Line Items]
Fiscal year 2023	$ 4,049,000	$ 3,935,000
Total remaining lease payments	34,714,000	35,693,000
Less: present value adjustment	10,547,000	11,115,000
Total operating lease liabilities	24,167,000	24,578,000
Less: current portion	1,789,000	1,720,000		$ 1,463,000
Operating lease liabilities, net of current portion	22,378,000	$ 22,858,000		$ 24,578,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Leases [Line Items]
Fiscal year 2023	39,240
Total remaining lease payments	39,240
Less: present value adjustment	1,908
Total operating lease liabilities	37,332
Less: current portion	37,332		$ 34,658
Operating lease liabilities, net of current portion			$ 41,256